Finance income and expense	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Finance Income And Expense
Finance income and expense

8. Finance income and expense

In the six months ended December 31, 2024, the Company incurred net finance costs of $3.2 million, consisting of $2.4 million interest on related party loans, $0.6 million net foreign exchange loss, $0.2 million combined expense from convertible preference shares and interest on other debt. Finance expense of $2.1 million for the six months ended December 31, 2023 consists primarily of interest expense associated with the interest payable on outstanding related party loans with AWN of $2.9 million, $0.6 million combined expense from convertible preference shares and interest on other debt offset by foreign exchange gains of $1.3 million.

The components of net finance expense from continuing operations are as follows:

	Six months ended December 31
(US dollars in thousands)	2024	2023
Shareholder loan	2,410	2,840
Convertible preference shares and loan notes	150	103
Debtor invoice financing	-	15
Interest on leases	-	8
Other finance costs	75	1
Foreign exchange	581	(1,281)
Waived dividends and interest on convertible preference shares and loan notes	-	462
Total net finance expenses	3,216	2,148

10. Finance income and expense

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Finance income
Foreign exchange gain	1,380	1,150	173
Interest income	16	6	-
Total finance income	1,396	1,156	173

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Finance expense
Related party loan interest payable	4,637	3,801	3,351
Convertible loan notes and preference shares interest payable	267	204	217
Lease liability interest payable	13	15	4
Bank interest payable	49	41	(4)
Foreign exchange losses	452	2,540	4,757
Other finance costs	597	238	156
Total finance expense	6,015	6,839	8,481